SUBSEQUENT EVENTS - Common Unit Offering (Details) - USD ($)			9 Months Ended
	Jun. 05, 2017	Jun. 02, 2017	Mar. 31, 2017	Mar. 17, 2017	Jun. 30, 2015
SUBSEQUENT EVENTS
Exercise price of warrant					$ 12.64
Commission paid to placement agent			$ 210,000
Private Placement Offering | Placement Agent | Common Stock
SUBSEQUENT EVENTS
Number of shares each warrant can purchase				51,650
Subsequent Event
SUBSEQUENT EVENTS
Threshold consecutive trading days market is suspended or halted implies monetary penalties	3 days
Monetary penalty payable on purchase price paid for each Unit purchased (as a percent)	12.00%
Threshold percentage for monetary penalties payable	5.00%
Subsequent Event | Subsidiary of Pacific Operations Drilling Limited
SUBSEQUENT EVENTS
Number of units issued		2,739,727
Purchase price (in dollars per share)		$ 1.761
Number of unregistered shares of common stock issued		567,859
Subsequent Event | Private Placement Offering
SUBSEQUENT EVENTS
Number of units issued	4,335,625
Purchase price (in dollars per share)	$ 1.46
Number of shares each unit can purchase	1
Number of shares each warrant can purchase	0.75
Warrant term (in years)	2 years
Exercise price of warrant	$ 1.825
Number of common stock issued	4,335,625
Warrants issued to purchase common stock	3,251,726
Period for which piggyback registration rights is granted	2 years
Subsequent Event | Private Placement Offering | Placement Agent
SUBSEQUENT EVENTS
Gross cash proceeds, before deducting placement agent fees and expenses, and legal, accounting and other fees and expenses	$ 6,330,000
Commission paid to placement agent (as a percent)	9.00%
Commission paid to placement agent	$ 569,700
Subsequent Event | Private Placement Offering | Placement Agent | Placement Agent Warrants
SUBSEQUENT EVENTS
Exercise price of warrant	$ 1.825
Warrants issued to purchase common stock	303,502
Warrants issued to purchase common stock (as a percent)	7.00%
Subsequent Event | Private Placement Offering | Subsidiary of Pacific Operations Drilling Limited
SUBSEQUENT EVENTS
Number of unregistered shares of common stock issued	567,859